Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2017
Accounting Policies [Abstract]
Schedule of Cash, Cash Equivalents and Investments

The following is a summary of cash, cash equivalents and investments as of March 31, 2017 and March 31, 2016:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
March 31, 2017:
Cash and cash equivalents due in 90 days or less	$51,319	$—	$—	$51,319
Investments:
U.S. treasury securities due in one year or less	3,501	5	—	3,506
Non-U.S. government securities due in one year or less	14,515	2	(23)	14,494
Corporate securities due in one year or less	42,460	2	(115)	42,347
Total investments	60,476	9	(138)	60,347
Total cash, cash equivalents and investments	$111,795	$9	$(138)	$111,666

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
March 31, 2016:
Cash and cash equivalents due in 90 days or less	$106,140	$—	$—	$106,140

Estimated Useful Lives of Property and Equipment

The estimated useful lives of the Company’s property and equipment are as follows:

Estimated Useful Life
Computer equipment	3 to 5
Leasehold improvements	Lesser of asset life or lease term
Furniture and fixtures	5
Office equipment	3

Calculation of Basic and Diluted Net (Loss) Income Per Share

The following table presents the calculation of basic and diluted net (loss) income per share:

	Year Ended March 31,
	2017	2016	2015
Numerator:
Net (loss) income	$(5,441)	$(3,244)	$285
Net (loss) income applicable to participating securities	—	—	80
Net (loss) income applicable to ordinary shareholders—basic	$(5,441)	$(3,244)	$205
Net (loss) income	$(5,441)	$(3,244)	$285
Net income (loss) applicable to participating securities	—	—	75
Net (loss) income applicable to ordinary shareholders—diluted	$(5,441)	$(3,244)	$210
Denominator:
Weighted-average number of ordinary shares used in computing net (loss) income per share applicable to ordinary shareholders—basic	54,810	40,826	32,354
Dilutive effect of share equivalents resulting from share options and restricted shares	—	—	3,721
Weighted average number of ordinary shares used in computing net (loss) income per share—diluted	54,810	40,826	36,075
Net (loss) income per share applicable to ordinary shareholders:
Basic	$(0.10)	$(0.08)	$0.01
Diluted	$(0.10)	$(0.08)	$0.01

Dilutive Ordinary Shares Excluded from Calculation of Diluted Weighted Average Shares Outstanding

The following potentially dilutive ordinary share equivalents have been excluded from the calculation of diluted weighted-average shares outstanding for the years ended March 31, 2017, 2016 and 2015 as their effect would have been anti-dilutive for the periods presented:

	Year Ended March 31,
	2017	2016	2015
Share options outstanding	8,681	6,870	—
Unvested restricted share units	28	42	—
Convertible preferred shares	—	8,144	—

Summary of Weighted Average Assumption Utilized to Determine Fair Value of Option

The fair value of each option grant issued under the Company’s share-based compensation plans was estimated using the Black-Scholes option-pricing model that used the following weighted-average assumptions:

	Year ended March 31,
	2017	2016	2015
Expected term (in years)	6.1	6.2	6.3
Risk-free interest rate	2.1%	2.0%	3.1%
Expected volatility	41.0%	42.7%	52.6%
Expected dividend yield	—%	—%	—%
Estimated grant date fair value per ordinary share	$20.22	$9.80	$7.20